Property and Equipment - Summary of Detailed Information about Property, Plant and Equipment (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	R$ 12,591	R$ 11,951
Ending Balance	R$ 59,132	R$ 12,591
Annual depreciation rate - %	0.00%	0.00%
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	R$ 0
Ending Balance	R$ 27,796	R$ 0
Annual depreciation rate - %	50.00%
Furniture and fittings stuffs [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	R$ 3,555	3,309
Ending Balance	R$ 5,035	R$ 3,555
Furniture and fittings stuffs [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rate - %	5.00%	5.00%
Furniture and fittings stuffs [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rate - %	10.00%	10.00%
Improvements in properties of third parties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	R$ 5,758	R$ 5,636
Ending Balance	R$ 20,141	R$ 5,758
Improvements in properties of third parties [member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rate - %	10.00%	10.00%
Improvements in properties of third parties [member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rate - %	20.00%	20.00%
Computers and peripherals improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	R$ 1,506	R$ 1,406
Ending Balance	R$ 4,444	R$ 1,506
Annual depreciation rate - %	20.00%	20.00%
Equipment And Tools [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	R$ 981	R$ 727
Ending Balance	R$ 1,052	R$ 981
Equipment And Tools [Member] | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rate - %	5.00%	5.00%
Equipment And Tools [Member] | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Annual depreciation rate - %	10.00%	10.00%
Work of arts and others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	R$ 791	R$ 873
Ending Balance	R$ 664	R$ 791
Annual depreciation rate - %	0.00%	0.00%
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	R$ 80,571	R$ 77,833
Assets recognized as a result of business combination	49,076
Acquisitions, net of disposals	2,056	4,585
Write-off of fully depreciated items	(13,253)
Foreign Exchange variations of property and equipment abroad	6,634	(1,847)
Ending Balance	125,083	80,571
Gross carrying amount [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	0
Assets recognized as a result of business combination	27,889
Acquisitions, net of disposals	0
Write-off of fully depreciated items	0
Foreign Exchange variations of property and equipment abroad	0
Ending Balance	27,889	0
Gross carrying amount [member] | Furniture and fittings stuffs [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	12,858	11,782
Assets recognized as a result of business combination	1,985
Acquisitions, net of disposals	346	1,076
Write-off of fully depreciated items	(4,655)
Foreign Exchange variations of property and equipment abroad	0	0
Ending Balance	10,534	12,858
Gross carrying amount [member] | Improvements in properties of third parties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	48,963	47,824
Assets recognized as a result of business combination	16,453
Acquisitions, net of disposals	523	2,574
Write-off of fully depreciated items	(138)
Foreign Exchange variations of property and equipment abroad	5,150	(1,435)
Ending Balance	70,951	48,963
Gross carrying amount [member] | Computers and peripherals improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	7,634	7,113
Assets recognized as a result of business combination	2,378
Acquisitions, net of disposals	1,277	521
Write-off of fully depreciated items	(5,046)
Foreign Exchange variations of property and equipment abroad	0	0
Ending Balance	6,243	7,634
Gross carrying amount [member] | Equipment And Tools [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	10,325	10,241
Assets recognized as a result of business combination	211
Acquisitions, net of disposals	185	496
Write-off of fully depreciated items	(3,415)
Foreign Exchange variations of property and equipment abroad	1,484	(412)
Ending Balance	8,790	10,325
Gross carrying amount [member] | Work of arts and others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	791	873
Assets recognized as a result of business combination	160
Acquisitions, net of disposals	(275)	(82)
Foreign Exchange variations of property and equipment abroad	0	0
Ending Balance	676	791
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	(67,980)	(65,882)
Write-off of fully depreciated items	13,207
Depreciation	(5,525)	(3,927)
Foreign Exchange variations of property and equipment abroad	(5,653)	1,829
Ending Balance	(65,951)	(67,980)
Accumulated depreciation and amortisation [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	0
Write-off of fully depreciated items	0
Depreciation	(93)
Foreign Exchange variations of property and equipment abroad	0
Ending Balance	(93)	0
Accumulated depreciation and amortisation [member] | Furniture and fittings stuffs [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	(9,303)	(8,473)
Write-off of fully depreciated items	4,608
Depreciation	(937)	(830)
Foreign Exchange variations of property and equipment abroad	132
Ending Balance	(5,500)	(9,303)
Accumulated depreciation and amortisation [member] | Improvements in properties of third parties [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	(43,205)	(42,188)
Write-off of fully depreciated items	138
Depreciation	(3,414)	(2,447)
Foreign Exchange variations of property and equipment abroad	(4,329)	1,430
Ending Balance	(50,810)	(43,205)
Accumulated depreciation and amortisation [member] | Computers and peripherals improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	(6,128)	(5,707)
Write-off of fully depreciated items	5,046
Depreciation	(702)	(421)
Foreign Exchange variations of property and equipment abroad	(15)	0
Ending Balance	(1,799)	(6,128)
Accumulated depreciation and amortisation [member] | Equipment And Tools [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	(9,344)	(9,514)
Write-off of fully depreciated items	3,415
Depreciation	(379)	(229)
Foreign Exchange variations of property and equipment abroad	(1,430)	399
Ending Balance	(7,738)	(9,344)
Accumulated depreciation and amortisation [member] | Work of arts and others [member]
Disclosure of detailed information about property, plant and equipment [line items]
Opening Balance	0	0
Write-off of fully depreciated items	0
Depreciation	0	0
Foreign Exchange variations of property and equipment abroad	(11)	0
Ending Balance	R$ (11)	R$ 0